SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Forfeiture rate on Share-based payment arrangements	2.00%
Finite lived intangible asset useful life	5 years
Advertising costs	$ 3,500	$ 2,087